Other investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Non Current Investments [Abstract]
Financial instruments and other financial assets at fair value through other comprehensive income	[1]	$ 893.3	$ 1,358.4
Financial assets at fair value through profit or loss	[1]	10.7	11.2
Other		4.7	3.6
Total		908.7	1,373.2
Current investments
Bank deposits and other financial assets at amortized cost		12.4	2,017.4
Financial assets at fair value through profit or loss	[1]	0.5	0.7
Financial instruments at fair value through other comprehensive income	[1]	861.2	215.0
Total current investments		$ 874.1	$ 2,233.1
Bank deposits at amortized costs
Current investments
Average interest rate (as a percent)		1.30%	5.10%
Debt securities at fair value through other comprehensive income
Current investments
Average interest rate (as a percent)		4.20%	3.30%
Weighted average of debt securities		1 year 6 months

[1]	See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments